EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings per share

	For the three months ended June 30				For the six months ended June 30
	2018		2017		2018		2017
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net (loss) income	($76)	($76)	$1,137	$1,137	$116	$116	$2,026	$2,026
Net income attributable to non-controlling interests	(18)	(18)	(53)	(53)	(52)	(52)	(263)	(263)
Net (loss) income attributable to equity holders of Barrick Gold Corporation	($94)	($94)	$1,084	$1,084	$64	$64	$1,763	$1,763
Weighted average shares outstanding	1,167	1,167	1,166	1,166	1,167	1,167	1,166	1,166
Earnings per share data attributable to the equity holders of Barrick Gold Corporation
Net (loss) income	($0.08)	($0.08)	$0.93	$0.93	$0.05	$0.05	$1.51	$1.51